EIC VALUE FUND
Portfolio of Investments
July 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 96.9%
Basic Materials — 2.9%
Barrick Gold Corp.	123,025	$ 2,678,254
PPG Industries, Inc.	15,590	2,549,277
		5,227,531
Communications — 12.6%
AT&T, Inc.	185,700	5,208,885
Cisco Systems, Inc.	85,825	4,752,130
Discovery, Inc., Class C*	110,045	2,983,320
Facebook, Inc., Class A*	6,253	2,227,944
Verizon Communications, Inc.	128,800	7,184,464
		22,356,743
Consumer, Cyclical — 7.6%
Dollar Tree, Inc.*	47,300	4,720,067
Honda Motor Co. Ltd., SP ADR	74,055	2,377,166
Lowe's Cos., Inc.	10,110	1,948,096
Walgreens Boots Alliance, Inc.	95,700	4,512,255
		13,557,584
Consumer, Non-cyclical — 19.1%
AmerisourceBergen Corp.	32,225	3,936,928
GlaxoSmithKline PLC, SP ADR	202,530	8,129,554
Ingredion, Inc.	55,135	4,841,404
Johnson & Johnson	27,285	4,698,477
Kroger Co. (The)	92,500	3,764,750
McKesson Corp.	16,950	3,454,919
Sanofi, ADR	102,025	5,260,409
		34,086,441
Energy — 9.0%
Cimarex Energy Co.	76,675	4,999,210
Exxon Mobil Corp.	27,285	1,570,797
TotalEnergies SE, SP ADR	92,400	4,031,412
Williams Cos., Inc. (The)	213,275	5,342,539
		15,943,958
Financial — 31.3%
AGNC Investment Corp., REIT	186,575	2,960,945
American Express Co.	34,425	5,870,495
Charles Schwab Corp. (The)	63,265	4,298,857
Empire State Realty Trust, Inc., Class A, REIT	285,900	3,267,837
Globe Life, Inc.	43,247	4,026,728
Hartford Financial Services Group, Inc. (The)	76,075	4,839,892
Jones Lang LaSalle, Inc.*	12,400	2,759,868
PNC Financial Services Group, Inc. (The)	30,500	5,563,505
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Travelers Cos., Inc. (The)	30,950	$ 4,609,074
Truist Financial Corp.	91,281	4,968,425
US Bancorp	92,215	5,121,621
Wells Fargo & Co.	160,025	7,351,549
		55,638,796
Industrial — 6.1%
General Dynamics Corp.	28,175	5,523,145
Raytheon Technologies Corp.	20,950	1,821,603
United Parcel Service, Inc., Class B	18,015	3,447,350
		10,792,098
Utilities — 8.3%
Exelon Corp.	116,060	5,431,608
National Fuel Gas Co.	20,000	1,028,600
National Grid PLC, SP ADR	38,200	2,457,024
OGE Energy Corp.	70,525	2,380,219
PPL Corp.	123,550	3,505,113
		14,802,564
TOTAL COMMON STOCKS (Cost $116,013,602)		172,405,715
SHORT-TERM INVESTMENT — 3.0%
Money Market Fund — 3.0%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund 0.01%(a)	5,324,258	5,324,258
TOTAL SHORT-TERM INVESTMENT (Cost $5,324,259)		5,324,258
TOTAL INVESTMENTS - 99.9% (Cost $121,337,861)		177,729,973
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		161,770
NET ASSETS - 100.0%		$177,891,743

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at July 31, 2021.
ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments July 31, 2021
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/21	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$172,405,715	$172,405,715	$—	$—
Short-Term Investments*	5,324,258	5,324,258	—	—
Total Assets	$177,729,973	$177,729,973	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ

EIC VALUE FUND
Notes to the Quarterly Portfolio of Investments (Concluded) July 31, 2021
(Unaudited)
significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.
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